UMB FUND SERVICES, INC.
235 West Galena Street
Milwaukee, Wisconsin 53212
(414) 299-2000

December 5, 2014

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

Re:	The Marsico Investment Fund
Registration Nos. 333-36975; 811-08397
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Funds’ Form N-CSR for the annual period ended September 30, 2014.  Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ Constance Dye Shannon
Executive Vice President and General Counsel